COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 10, 2021	Sep. 06, 2016	Jun. 05, 2016	Oct. 27, 2020	Jan. 22, 2020	Dec. 31, 2009	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 05, 2020	Jul. 24, 2019
Area of operating leases						12,835 square feet.
Right of use asset							$ 403,014		$ 403,014		$ 453,322
Royalty percent			20
Licences			$ 1,000,000.0
sales			$ 4,000,000.0
Accrued Liability							$ 1,731,000		$ 1,731,000		$ 2,995,000	$ 3,235,000
Common shares issued							13,296,880		13,296,880		13,138,282	3,319,469	13,180,417
Netl loss							$ (1,034,000)	$ (6,749,000)	$ (1,694,000)	$ (4,020,000)	$ (279,000)	$ (1,921,000)
Accumulated deficit							141,800,000		141,800,000		(140,000,000.0)
Monthly rent											267,380
April 1, 2021 [Member]
Monthly rent				$ 8,824
April 1, 2022 [Member]
Monthly rent				9,091
April 1, 2023 [Member]
Monthly rent				9,370
April 1, 2024 [Member]
Monthly rent				9,648
April 1, 2025[Member]
Monthly rent				9,936
April 1, 2026 [Member]
Monthly rent				$ 10,236
Shandong Yaohua Medical Instrument Corporation [Member]
Accrued Liability														$ 692,335
Common shares issued														12,147	12,147
Shenghuo Medical, LLC [Member]
Payment receive descriptions			the right to receive payments equal to 2% of the Company’s future sales in the United States, up to an aggregate of $4.0 million. Pursuant to the license agreement
Consulting Agreement [Member] | Mr. Blumberg
Description of exchange of subscription	(1) on September 26, 2021, 900,000 3-year warrants with an exercise price of $0.30 and 400,000 common stock shares; (2) on March 26, 2022, 900,000 3-year warrants with an exercise price of $0.40 and 400,000 common stock shares; (3) on September 26, 2022, 900,000 3-year warrants with an exercise price of $0.50 and 400,000 common stock shares; and (4) on March 26, 2023, 900,000 3-year warrants with an exercise price of $0.60 and 400,000 common stock shares.
Subscription receivable	$ 350,000
Common shares issued	88
Royalty Agreement [Member]
Royalty paid description		royalty initially equal to $0.10, and from and after October 2, 2016, equal to $0.20, for each disposable that the Company sells (or that is sold by a third party pursuant to a licensing arrangement with the Company).
Royalty consideration		$ 50,000
Promotional Agreement [Member]
Consulting expenses							$ 397,222
Netl loss											(719,000)
Accumulated deficit											$ 140,200,000
Fair vaue of warrants					$ 715,000
Description of four tranches					the Company will issue a total of 5,000,000 warrants, broken into four tranches of 1,250,000. The warrants have a strike price of $0.25 and are subject to vesting based upon the close of the Series D offering and a minimum share price based on the 30-day VWAP.
Unrecognized consulting expense									$ 238,534